Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 34,295	[1]	$ 40,725
Net gain / (loss) from fair value adjustment (Note 8)	1,077		(325)
Reclassification to property, plant and equipment	(3,127)		(4,816)
Exchange difference	(1,066)		(1,289)
Investment property, end of period	31,179		34,295	[1]
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	34,295
Investment property, end of period	31,179		34,295
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	34,295
Investment property, end of period	$ 31,179		$ 34,295

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.